OTHER EXPENSES (Disclosure of other expenses) (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure Of Other Expenses [Abstract]
Insurance	$ 162,640	$ 38,913
Meals and entertainment	61,815	13,618
Office expenses	110,114	49,870
Other expenses	183,461	69,161
Travel	143,874	64,844
Total other expenses	$ 661,904	$ 236,406